Expenses - Finance costs and income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
FINANCE INCOME
Interest income	$ 6.9	$ 7.5
FINANCE COSTS
Interest on senior unsecured notes	30.0	30.0
Accretion	4.7	4.7
Other finance costs	9.3	6.2
Total finance costs	44.0	40.9
Less: amounts included in cost of qualifying assets	(26.9)	(27.7)
Total finance costs	$ 17.1	$ 13.2